Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - Credit risk [member] - EUR (€)
€ in Millions
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	€ 54,060	€ 59,162
Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	827	684
Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	2,479	2,582
Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	617	585
Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	5,991	4,952
Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,616	4,101
Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	10,144	10,758
Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,366	3,742
Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,967	4,758
Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,463	3,757
Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	5,216	6,151
Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	2,376	2,844
Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	1,682	1,816
Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,941	4,833
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	6,374	7,601
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(347)	(341)
Past due and impaired [member] | Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(16)	(19)
Past due and impaired [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(40)	(22)
Past due and impaired [member] | Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(1)
Past due and impaired [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(29)	(16)
Past due and impaired [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(15)	(19)
Past due and impaired [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(53)	(57)
Past due and impaired [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(41)	(31)
Past due and impaired [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(44)	(58)
Past due and impaired [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(35)	(39)
Past due and impaired [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(33)	(31)
Past due and impaired [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(12)	(13)
Past due and impaired [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(6)	(6)
Past due and impaired [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(10)	(12)
Past due and impaired [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(13)	(18)
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		51,990	56,861
Americas [member] | Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		827	684
Americas [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2,419	2,469
Americas [member] | Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		616	582
Americas [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		5,820	4,761
Americas [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,261	3,751
Americas [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		9,831	10,464
Americas [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,273	3,639
Americas [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,879	4,642
Americas [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,354	3,641
Americas [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		5,062	5,987
Americas [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2,325	2,766
Americas [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,658	1,786
Americas [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,902	4,763
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		5,762	6,926
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		682	830
United Kingdom [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		26	65
United Kingdom [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		43	54
United Kingdom [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		165	172
United Kingdom [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		54	24
United Kingdom [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		18	24
United Kingdom [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		11	4
United Kingdom [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		9	25
United Kingdom [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		38	49
United Kingdom [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		10	27
United Kingdom [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2	16
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		302	370
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,169	1,320
International [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		34	47
International [member] | Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1	3
International [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		26	49
International [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		190	178
International [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		158	224
International [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		76	79
International [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		77	112
International [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		100	91
International [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		116	116
International [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		41	51
International [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		20	29
International [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		37	54
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		293	286
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		220	152
Asset management [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		102	88
Asset management [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		100	46
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		€ 17	€ 18

[1]	Includes investments of Holding and other activities.